Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 31	$ 16	$ 21	$ 20
Provision for credit losses	(5)	(2)	5	(5)
Exchange rate changes/other		1
Balance at end of period	26	15	26	15
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,273	2,995	3,088	2,976
Provision for credit losses	441	278	957	612
Net write-offs	(421)	(263)	(724)	(513)
Exchange rate changes/other	(3)	20	(31)	(45)
Balance at end of period	3,290	3,030	3,290	3,030
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,061	2,776	2,912	2,749
Balance at end of period	3,093	2,808	3,093	2,808
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	180	202	154	207
Balance at end of period	171	206	171	206
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	31	16	21	20
Balance at end of period	26	15	26	15
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1	1	1
Balance at end of period		1		1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	409	363	382	378
Provision for credit losses	(2)	19	31	32
Net write-offs	(16)	(10)	(20)	(23)
Exchange rate changes/other	4	9	2	(6)
Balance at end of period	395	381	395	381
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	892	861	895	826
Provision for credit losses	148	122	271	267
Net write-offs	(117)	(107)	(230)	(209)
Exchange rate changes/other	(1)		(14)	(8)
Balance at end of period	922	876	922	876
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	780	680	760	693
Provision for credit losses	135	136	275	234
Net write-offs	(125)	(123)	(245)	(233)
Exchange rate changes/other		1
Balance at end of period	790	694	790	694
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	51	50	51	49
Provision for credit losses	7	8	13	17
Net write-offs	(8)	(5)	(13)	(12)
Exchange rate changes/other	(1)	(1)	(2)	(2)
Balance at end of period	49	52	49	52
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,110	1,025	979	1,010
Provision for credit losses	158	(5)	362	67
Net write-offs	(155)	(18)	(216)	(36)
Exchange rate changes/other	(5)	10	(17)	(29)
Balance at end of period	$ 1,108	$ 1,012	$ 1,108	$ 1,012